Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2022	Jun. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.02	$ 0.02
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	1,527,507	221,159
Ordinary shares, outstanding	1,527,507	221,159